Pay vs Performance Disclosure - USD ($)	6 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table
PEO Total Compensation Amount	$ 8,999,972	$ 10,849,447	$ 8,284,739
Non-PEO NEO Average Total Compensation Amount	$ 4,026,446
PEO Name	Robert Keane
Non-PEO NEO | Grant date fair values of option awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
Non-PEO NEO | Grant date fair values of stock awards from summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,266,628)